Other Income And Other Expenses - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Gain On Sale Of CTMU Activities	€ (5,187)	€ 0	€ 0
Gain on sales of Property, plant & equipment	0	0	35
Remeasurement Of Leases	(169)	0	0
Total Other Income	9,360	4,909	4,731
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCA's)	1,137	2,731	2,311
Grant income (Other)	910	1,448	779
Remeasurement of RCA's	1,447		933
R&D tax credit	462	687	657
Gain On Sale Of CTMU Activities	5,187
Gain on sales of Property, plant & equipment			35
Remeasurement Of Leases	169
Other	€ 48	€ 43	€ 17